LOANS AND BORROWINGS - Total loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Loans and borrowings
Short-term borrowings	¥ 296,177	¥ 684,788
Current portion of long-term borrowings	620,419	598,532
Sub-total	916,596	1,283,320
Long-term borrowings, excluding current portion	7,442,030	5,203,708
Total loans and borrowings	¥ 8,358,626	¥ 6,487,028